Summary of Significant Accounting Policies (Details) - Schedule of Revenue by Timing of Transfer of Goods or Services	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule Of Revenue By Timing Of Transfer Of Goods Or Services Abstract
Goods and services transferred at a point in time	¥ 264,759,505	$ 38,270,552	¥ 434,311,150
Goods and services transferred overtime
Total revenues	¥ 264,759,505	$ 38,270,552	¥ 434,311,150